PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Computer & Software & Accessories	74,870	56,964
Electrical Fittings	6,458	6,389
Furniture & Fittings	41,032	36,606
Office Equipment	19,443	10,804
Plant & Machinery	323,891	102,879
Vehicle	5,599	5,599
Lease Hold Improvements	111,577	19,458
Translation difference	(1,432)	793
Total Gross Value	581,438	239,492
Less: Accumulated depreciation	(202,449)	(103,669)
Total Property, plant and equipment, net	378,989	135,823